STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Other equity instruments activity
DSU and RSU Activity

	DSUs	Fair value	RSUs	Fair value
At January 1, 2016	465	$3.5	6,627	$24.6
Settled for cash	(26)	(0.4)	(1,102)	(22.7)
Forfeited	—	—	(2,952)	(46.3)
Granted	134	2.2	3,836	55.0
Credits for dividends	—	—	43	0.7
Change in value	—	3.8	—	47.3
At December 31, 2016	573	$9.2	6,452	$58.6
Settled for cash	—	—	(3,610)	(62.5)
Forfeited	—	—	(121)	(2.3)
Granted	152	2.5	1,760	32.7
Credits for dividends	—	—	56	0.9
Change in value	—	(0.1)	—	10.3
At December 31, 2017	725	$11.6	4,537	$37.7

Employee stock option activity

	2017		2016
	Shares	Average Price	Shares	Average Price
C$ options
At January 1	0.3	$13	0.3	$13
Granted	—	—	—	—
Cancelled/expired	—	—	—	—
At December 31	0.3	$13	0.3	$13
US$ options
At January 1	1.8	$42	2.6	$42
Forfeited	(0.7)	40	(0.4)	45
Cancelled/expired	(0.4)	45	(0.4)	39
At December 31	0.7	$40	1.8	$42

Stock options outstanding

	Outstanding				Exercisable
Range of exercise prices	Shares	Average price	Average life (years)	Intrinsic value[1] ($ millions)	Shares	Average price	Intrinsic value[1] ($ millions)
C$ options
$ 9 - $ 17	0.2	$10	4.6	$2	0.1	$10	$1
$ 18 - $ 21	0.1	18	2.6	—	0.1	18	—
	0.3	$13	3.9	$2	0.2	$14	$1
US$ options
$ 32 - $ 41	0.4	$32	2.0	$—	0.4	$33	$—
$ 42 - $ 55	0.3	49	1.0	—	0.3	49	—
	0.7	$40	1.5	$—	0.7	$40	$—
1 Based on the closing market share price on December 31, 2017 of C $18.18 and US $14.47.

Stock options outstanding and exercisable

	Outstanding				Exercisable
Range of exercise prices	Shares	Average price	Average life (years)	Intrinsic value[1] ($ millions)	Shares	Average price	Intrinsic value[1] ($ millions)
C$ options
$ 9 - $ 17	0.2	$10	4.6	$2	0.1	$10	$1
$ 18 - $ 21	0.1	18	2.6	—	0.1	18	—
	0.3	$13	3.9	$2	0.2	$14	$1
US$ options
$ 32 - $ 41	0.4	$32	2.0	$—	0.4	$33	$—
$ 42 - $ 55	0.3	49	1.0	—	0.3	49	—
	0.7	$40	1.5	$—	0.7	$40	$—
1 Based on the closing market share price on December 31, 2017 of C $18.18 and US $14.47.